SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation Expenses) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses		$ 10,402	$ 2,073
Additional Earn-Out Consideration		7,000
Cost of revenue of products [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses		174	216
Cost of revenue of services [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses		223	186
Research and development expenses, net [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses		880	672
Selling and marketing expenses [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses		905	556
General and administrative expenses [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses	[1]	8,199	443
Other operating expenses, net [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses		$ 21	$ 0

[1]	Including $7,000 related to the Additional Earn-Out Consideration, see Note 15.